UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	4/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Value Fund

APRIL 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Value Fund

Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Value Fund (the Fund) is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	11.96%	30.19%	8.13%	155.41%	321.53%
Class B	11.57	29.17	4.07	136.72	364.52 (364.23)
Class C	11.57	29.17	4.07	N/A	126.50
Class Z	12.11	30.51	9.49	N/A	100.35
S&P 500 Index[3]	6.27	22.87	–10.79	193.28	***
Russell 1000 Value Index[4]	8.15	26.26	7.97	214.02	****
Lipper Multi-Cap Value Funds Avg.[5]	8.14	27.90	18.25	198.87	*****

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		34.27%	3.60%	9.48%	10.39%
Class B		35.93	3.83	9.28	9.48
Class C		39.93	3.99	N/A	9.06
Class Z		42.42	5.04	N/A	9.25
S&P 500 Index[3]		35.10	–1.20	11.68	***
Russell 1000 Value Index[4]		40.82	3.89	12.61	****
Lipper Multi-Cap Value Funds Avg.[5]		41.67	5.33	11.65	*****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class

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A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 1/22/87; Class C, 8/1/94; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lesser-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Since Inception cumulative total returns as of 4/30/04 are 358.39% for Class A, 508.62% for Class B, 186.40% for Class C, and 96.53% for Class Z. S&P 500 Index Since Inception average annual total returns as of 3/31/04 are 11.47% for Class A, 11.20% for Class B, 11.68% for Class C, and 8.93% for Class Z.

**** Russell 1000 Value Index Since Inception cumulative total returns as of 4/30/04 are 405.58% for Class A, 558.61% for Class B, 208.44% for Class C, and 119.15% for Class Z. Russell 1000 Value Index Since Inception average annual total returns as of 3/31/04 are 12.31% for Class A, 11.77% for Class B, 12.65% for Class C, and 10.53% for Class Z.

*****Lipper Average Since Inception cumulative total returns as of 4/30/04 are 376.64% for Class A, 504.68% for Class B, 192.30% for Class C, and 106.57% for Class Z. Lipper Average Since Inception average annual total returns as of 3/31/04 are 11.57% for Class A, 10.86% for Class B, 11.71% for Class C, and 9.57% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Citigroup, Inc., Diversified Financial Services	3.8%
Altria Group Corp., Tobacco	2.5
XL Capital Ltd. (Class A), Insurance	2.5
FirstEnergy Corp., Electric Utilities	2.3
Xerox Corp., Office Electronics	2.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Oil & Gas	10.2%
Insurance	6.8
Capital Markets	6.7
Media	6.6
Energy Equipment & Services	6.3

Industry weightings are subject to change.

Jennison Value Fund	3

This Page Intentionally Left Blank

Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Jennison Value Fund

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS

Aerospace & Defense 3.8%
160,000	General Dynamics Corp.	$14,979,200
176,800	Northrop Grumman Corp.(b)	17,547,400

		32,526,600

Biotechnology 1.0%
349,100	MedImmune, Inc.(a)	8,462,184

Capital Markets 6.7%
375,600	J. P. Morgan Chase & Co.	14,122,560
217,000	Lehman Brothers Holdings, Inc.	15,927,800
274,400	Mellon Financial Corp.	8,133,216
225,000	Merrill Lynch & Co., Inc.	12,201,750
259,000	The Bank of New York Co., Inc.	7,547,260

		57,932,586

Chemicals 1.5%
760,000	IMC Global, Inc.(a)(b)	9,553,200
219,922	Lyondell Chemical Co.(b)	3,595,724

		13,148,924

Commercial Banks 1.5%
164,259	Bank of America Corp.	13,221,207

Commercial Services & Supplies 3.4%
531,100	Allied Waste Industries, Inc.(a)(b)	6,686,549
423,700	Cendant Corp.(b)	10,033,216
452,700	Waste Management, Inc.(b)	12,856,680

		29,576,445

Communications Equipment 1.7%
370,900	Avaya, Inc.(a)(b)	5,073,912
2,537,100	Nortel Networks Corp. (Canada)(a)	9,488,754

		14,562,666

Computers & Peripherals 1.1%
502,821	Hewlett-Packard Co.	9,905,574

Consumer Finance 0.7%
123,000	American Express Co.	6,020,850

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Diversified Financial Services 4.9%
681,000	Citigroup, Inc.	$32,749,290
271,400	Principal Financial Group, Inc.	9,580,420

		42,329,710

Diversified Telecommunication Services 2.6%
172,100	ALLTEL Corp.	8,663,514
551,600	SBC Communications, Inc.	13,734,840

		22,398,354

Electric Utilities 4.9%
130,600	Exelon Corp.	8,742,364
500,100	FirstEnergy Corp.	19,553,910
234,800	PG&E Corp.(a)(b)	6,461,696
226,700	TXU Corp.(b)	7,739,538

		42,497,508

Electronic Equipment & Instruments 0.5%
142,500	Agilent Technologies, Inc.(a)	3,848,925

Energy Equipment & Services 6.3%
309,100	ENSCO International, Inc.(b)	8,460,067
489,300	GlobalSantaFe Corp.(a)	12,902,841
610,400	Halliburton Co.(b)	18,189,920
254,300	Schlumberger Ltd. (Netherlands)	14,884,179

		54,437,007

Food & Staples Retailing 2.9%
388,200	Safeway, Inc.(a)(b)	8,909,190
931,500	The Kroger Co.(a)	16,301,250

		25,210,440

Health Care Providers & Services 6.0%
17,100	Anthem, Inc.(a)(b)	1,514,718
192,300	CIGNA Corp.	12,405,273
155,200	Express Scripts, Inc.(a)(b)	12,003,168
227,800	Laboratory Corp. of America Holdings(a)(b)	9,052,772
216,270	Medco Health Solutions, Inc.(a)	7,655,958
78,900	WellPoint Health Networks, Inc.(a)	8,812,341

		51,444,230

See Notes to Financial Statements.

Jennison Value Fund	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Hotels Restaurants & Leisure 2.1%
249,900	Brinker International, Inc.(a)	$9,611,154
299,300	McDonald’s Corp.	8,149,939

		17,761,093

Household Products 1.5%
191,600	Kimberly-Clark Corp.(b)	12,540,220

Industrial Conglomerates 1.8%
564,800	Tyco International Ltd.(b)	15,503,760

Insurance 6.8%
196,200	Allstate Corp.	9,005,580
212,700	Loews Corp.	12,338,727
376,973	The St. Paul Travelers Cos., Inc.	15,331,492
282,800	XL Capital Ltd. (Class A)	21,591,780

		58,267,579

Media 6.6%
981,600	Liberty Media Corp. (Series A)(a)	10,738,704
113,600	New York Times Co. (Class A)(b)	5,204,016
500,045	News Corp. Ltd., ADR (Australia)(a)(b)	16,876,519
623,199	The DIRECTV Group, Inc.(a)	11,155,262
210,400	Time Warner, Inc.(a)(b)	3,538,928
233,800	Viacom, Inc. (Class B)	9,036,370

		56,549,799

Multi-Utilities 2.4%
180,300	Dominion Resources, Inc.(b)	11,504,943
283,300	Sempra Energy	8,994,775

		20,499,718

Office Electronics 2.1%
1,362,800	Xerox Corp.(a)(b)	18,302,404

Oil & Gas 10.2%
134,400	Eni S.p.A., ADR (Italy)(a)	13,692,672
305,800	Exxon Mobil Corp.	13,011,790
156,800	Kerr-McGee Corp.	7,672,224
357,200	Nexen, Inc. (Canada)(a)	13,130,672
317,100	Occidental Petroleum Corp.	14,967,120
522,200	Suncor Energy, Inc. (Canada)(a)	12,480,580
137,900	Total S.A., ADR (France)(b)	12,703,348

		87,658,406

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Paper & Forest Products 3.0%
331,400	Georgia-Pacific Corp.(b)	$11,632,140
354,200	International Paper Co.(b)	14,281,344

		25,913,484

Pharmaceuticals 2.4%
307,600	Novartis A.G., ADR (Switzerland)	13,780,480
184,419	Wyeth	7,020,831

		20,801,311

Semiconductor & Semiconductor Equipment 0.8%
2,695,100	Agere Systems, Inc. (Class B)(a)	5,848,367
112,600	Semiconductor Manufacturing International Corp., ADR (Cayman Islands)(a)(b)	1,316,294

		7,164,661

Software 2.1%
593,000	Mentor Graphics Corp.(a)(b)	9,837,870
316,800	Microsoft Corp.	8,227,296

		18,065,166

Specialty Retail 3.8%
273,100	Boise Cascade Corp.	9,211,663
489,500	Limited Brands	10,103,280
889,800	Toys ‘R’ Us, Inc.(a)(b)	13,747,410

		33,062,353

Tobacco 2.7%
391,300	Altria Group, Inc.(b)	21,670,194
70,700	Loews Corp. - Carolina Group(b)	1,855,168

		23,525,362

Wireless Telecommunication Services 0.6%
393,100	AT&T Wireless Services, Inc.(a)(b)	5,428,711

	Total long-term investments (cost $710,331,902)	848,567,237

SHORT-TERM INVESTMENTS 27.2%

Mutual Fund 27.2%
	Dryden Core Investment Fund - Taxable Money Market Series(c)
234,889,936	(Note 3)	234,889,936

See Notes to Financial Statements.

Jennison Value Fund	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreement
$39	State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/04, 0.05%, due 5/3/04(d)	$39,000

	Total short-term investments (cost $234,928,936)	234,928,936

	Total Investments 125.6% (cost $945,260,838; Note 5)	1,083,496,173
	Liabilities in excess of other assets (25.6%)	(220,775,166)

	Net Assets 100%	$862,721,007

(a)	Non-income producing security.
(b)	Security, or portion thereof, on loan, see Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Repurchase price of $39,000. Collateralized by $40,000 U.S. Treasury Notes with a rate of 1.625%, maturity date of 09/30/05, and aggregate market value, including accrued interest, of $39,938.

ADR—American Depositary Receipt.

See Notes to Financial Statements.

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Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Jennison Value Fund

Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $216,747,679 (cost $945,260,838)	$1,083,496,173
Cash	858
Receivable for investments sold	13,244,022
Dividends and interest receivable	772,984
Receivable for Fund shares sold	385,160
Tax reclaim receivable	36,830
Prepaid expenses	20,709

Total assets	1,097,956,736

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	226,801,727
Payable for investments purchased	5,740,281
Payable for Fund shares reacquired	1,102,009
Accrued expenses	848,218
Management fee payable	406,056
Distribution fee payable	328,586
Withholding tax payable	8,852

Total liabilities	235,235,729

Net Assets	$862,721,007

Net assets were comprised of:
Shares of beneficial interest, at par	$537,107
Paid-in capital in excess of par	810,631,338

811,168,445
Undistributed net investment income	1,205,862
Accumulated net realized loss on investments	(87,888,635)
Net unrealized appreciation on investments	138,235,335

Net assets, April 30, 2004	$862,721,007

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($602,273,867 ÷ 37,402,664 shares of beneficial interest issued and outstanding)	$16.10
Maximum sales charge (5.5% of offering price)	0.94

Maximum offering price to public	$17.04

Class B
Net asset value, offering price and redemption price per share ($216,017,626 ÷ 13,539,228 shares of beneficial interest issued and outstanding)	$15.95

Class C
Net asset value, offering price and redemption price per share ($21,523,447 ÷ 1,349,039 shares of beneficial interest issued and outstanding)	$15.95

Class Z
Net asset value, offering price and redemption price per share ($22,906,067 ÷ 1,419,805 shares of beneficial interest issued and outstanding)	$16.13

See Notes to Financial Statements.

Jennison Value Fund	13

Statement of Operations

Six Months Ended April 30, 2004 (Unaudited)

Net Investment Income
Dividends and interest (net of foreign withholding taxes of $40,112)	$7,365,157
Income from securities loaned, net	117,630

Total income	7,482,787

Expenses
Management fee	2,418,329
Distribution fee—Class A	746,832
Distribution fee—Class B	1,111,162
Distribution fee—Class C	109,441
Transfer agent’s fees and expenses	800,000
Reports to shareholders	99,000
Custodian’s fees and expenses	91,000
Registration fees	37,000
Legal fees and expenses	25,000
Audit fee	11,000
Trustees’ fees	10,000
Insurance	7,000
Miscellaneous	9,445

Total expenses	5,475,209

Net investment income	2,007,578

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	37,147,782
Net change in unrealized appreciation on investments	57,761,953

Net gain on investments	94,909,735

Net Increase In Net Assets Resulting From Operations	$96,917,313

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,007,578	$5,325,502
Net realized gain (loss) on investments and foreign currency transactions	37,147,782	(30,625,296)
Net change in unrealized appreciation on investments	57,761,953	169,812,824

Net increase in net assets resulting from operations	96,917,313	144,513,030

Dividends from net investment income (Note 1)
Class A	(4,751,361)	(3,629,646)
Class B	(208,524)	—
Class C	(20,158)	—
Class Z	(351,330)	(313,603)

	(5,331,373)	(3,943,249)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	38,186,477	62,772,981
Net asset value of shares issued in reinvestment of dividends	4,922,847	3,644,984
Cost of shares reacquired	(99,851,582)	(191,763,212)

Net decrease in net assets from Fund share transactions	(56,742,258)	(125,345,247)

Total increase	34,843,682	15,224,534

Net Assets
Beginning of period	827,877,325	812,652,791

End of period(a)	$862,721,007	$827,877,325

(a) Includes undistributed net investment income of:	$1,205,862	$4,529,657

See Notes to Financial Statements.

Jennison Value Fund	15

Notes to Financial Statements (Unaudited)

Jennison Value Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index or the NYSE Composite Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a

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security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

Jennison Value Fund	17

Notes to Financial Statements (Unaudited)

Cont’d

currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purpose, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the

18	Visit our website at www.jennisondryden.com

securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Jennison Value Fund	19

Notes to Financial Statements (Unaudited)

Cont’d

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $99,400 and $1,800 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2004, it received approximately $138,200 and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended April 30, 2004, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the

20	Visit our website at www.jennisondryden.com

six months ended April 30, 2004, the Fund incurred fees of approximately $524,400 for the services of PMFS. As of April 30, 2004, approximately $85,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $47,600 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC. (“Wachovia”), an affiliate of PI, was approximately $45,900 for the six months ended April 30, 2004. As of April 30, 2004, approximately $9,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Fund. For the six months ended April 30, 2004, PIM has been compensated by the Fund approximately $39,210 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended April 30, 2004, the Fund earned income of $105,132 and $117,630 (net) from the Portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 were $308,593,924 and $349,722,460, respectively.

As of April 30, 2004, the Fund had securities on loan with an aggregate market value of $216,747,679. The Fund received $226,801,727 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

As of October 31, 2003, the Fund had a capital loss carryforward for federal income tax purposes of approximately $119,100,000 which $84,270,000 expires in 2010 and

Jennison Value Fund	21

Notes to Financial Statements (Unaudited)

Cont’d

$34,830,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$949,253,249	$143,004,081	$8,761,157	$134,242,924

The difference between book basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Through February 1, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

22	Visit our website at www.jennisondryden.com

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	1,231,291	$19,501,539
Shares issued in reinvestment of dividends and distributions	293,250	4,360,621
Shares reacquired	(3,596,714)	(56,772,672)

Net increase (decrease) in shares outstanding before conversion	(2,072,173)	(32,910,512)
Shares issued upon conversion from Class B	899,458	14,082,018

Net increase (decrease) in shares outstanding	(1,172,715)	$(18,828,494)

Year ended October 31, 2003:
Shares sold	2,635,292	$34,253,797
Shares issued in reinvestment of dividends and distributions	265,713	3,337,361
Shares reacquired	(9,578,707)	(124,472,694)

Net increase (decrease) in shares outstanding before conversion	(6,677,702)	(86,881,536)
Shares issued upon conversion from Class B	2,792,347	36,258,030

Net increase (decrease) in shares outstanding	(3,885,355)	$(50,623,506)

Class B
Six months ended April 30, 2004:
Shares sold	623,456	$9,837,969
Shares issued in reinvestment of dividends and distributions	13,323	196,920
Shares reacquired	(1,214,627)	(19,065,268)

Net increase (decrease) in shares outstanding before conversion	(577,848)	(9,030,379)
Shares reacquired upon conversion into Class A	(905,852)	(14,082,018)

Net increase (decrease) in shares outstanding	(1,483,700)	$(23,112,397)

Year ended October 31, 2003:
Shares sold	1,162,472	$14,927,550
Shares reacquired	(3,444,354)	(43,646,519)

Net increase (decrease) in shares outstanding before conversion	(2,281,882)	(28,718,969)
Shares reacquired upon conversion into Class A	(2,818,382)	(36,258,030)

Net increase (decrease) in shares outstanding	(5,100,264)	$(64,976,999)

Jennison Value Fund	23

Notes to Financial Statements (Unaudited)

Cont’d

Class C	Shares	Amount
Six months ended April 30, 2004:
Shares sold	113,098	$1,794,887
Shares issued in reinvestment of dividends and distributions	1,292	19,103
Shares reacquired	(251,149)	(3,909,677)

Net increase (decrease) in shares outstanding	(136,759)	$(2,095,687)

Year ended October 31, 2003:
Shares sold	334,634	$4,302,731
Shares reacquired	(739,544)	(9,645,475)

Net increase (decrease) in shares outstanding	(404,910)	$(5,342,744)

Class Z
Six months ended April 30, 2004:
Shares sold	441,304	$7,052,082
Shares issued in reinvestment of dividends and distributions	23,251	346,203
Shares reacquired	(1,269,120)	(20,103,965)

Net increase (decrease) in shares outstanding	(804,566)	$(12,705,680)

Year ended October 31, 2003:
Shares sold	715,633	$9,288,903
Shares issued in reinvestment of dividends and distributions	24,473	307,623
Shares reacquired	(1,079,306)	(13,998,524)

Net increase (decrease) in shares outstanding	(339,200)	$(4,401,998)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

24	Visit our website at www.jennisondryden.com

Financial Highlights

APRIL 30, 2004	SEMIANNUAL REPORT

Jennison Value Fund

Financial Highlights (Unaudited)

	Class A
	Six Months Ended April 30, 2004(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.50

Income from investment operations
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	1.67

Total from investment operations	1.72

Less Distributions
Dividends from net investment income	(.12)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.12)

Net asset value, end of period	$16.10

Total Return(a):	11.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$602,274
Average net assets (000)	$600,749
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.06	%(d)
Expenses, excluding distribution and service (12b-1) fees	.81	%(d)
Net investment income	.66	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	36%

(a)	Total return of shares does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limits its distribution and services (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(c)	Calculated based upon average shares outstanding during the year.
(d)	Annualized.
(e)	Portfolio turnover for periods of less than one full year is not annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2003(c)	2002(c)	2001	2000	1999

$12.17	$16.09	$18.49	$18.12	$18.63

.11	.11	.16	.31	.33
2.31	(2.43)	(1.22)	2.49	.58

2.42	(2.32)	(1.06)	2.80	.91

(.09)	(.10)	(.12)	(.25)	(.33)
—	—	—	—	(.03)
—	(1.50)	(1.22)	(2.18)	(1.06)

(.09)	(1.60)	(1.34)	(2.43)	(1.42)

$14.50	$12.17	$16.09	$18.49	$18.12

19.97%	(16.56)%	(6.21)%	17.60%	5.03%

$559,230	$516,702	$690,433	$634,991	$619,469
$529,960	$657,772	$714,431	$571,048	$653,798

1.12%	1.04%	1.08%	1.16%	1.02%
.87%	.79%	.83%	.91%	.77%
.88%	.74%	.83%	1.83%	1.71%

97%	72%	179%	64%	17%

See Notes to Financial Statements.

Jennison Value Fund	27

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended April 30, 2004(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.31

Income from investment operations
Net investment income	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.66

Total from investment operations	1.65

Less Distributions
Dividends from net investment income	(.01)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.01)

Net asset value, end of period	$15.95

Total Return(a):	11.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$216,018
Average net assets (000)	$223,453
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.81	%(d)
Expenses, excluding distribution and service (12b-1) fees	.81	%(d)
Net investment income (loss)	(.08	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Calculated based upon average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2003(c)	2002(c)	2001	2000	1999

$12.02	$15.92	$18.38	$18.06	$18.57

.02	— (b)	.03	.20	.19
2.27	(2.40)	(1.22)	2.46	.58

2.29	(2.40)	(1.19)	2.66	.77

—	—	(.05)	(.16)	(.19)
—	—	—	—	(.03)
—	(1.50)	(1.22)	(2.18)	(1.06)

—	(1.50)	(1.27)	(2.34)	(1.28)

$14.31	$12.02	$15.92	$18.38	$18.06

19.05%	(17.21)%	(6.93)%	16.71%	4.25%

$215,039	$241,923	$395,833	$639,755	$1,006,346
$221,850	$347,114	$529,705	$778,722	$1,200,663

1.87%	1.79%	1.83%	1.91%	1.77%
.87%	.79%	.83%	.91%	.77%
.13%	(.01)%	.12%	1.13%	.98%

See Notes to Financial Statements.

Jennison Value Fund	29

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended April 30, 2004(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.31

Income from investment operations
Net investment income	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.66

Total from investment operations	1.65

Less Distributions
Dividends from net investment income	(.01)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.01)

Net asset value, end of period	$15.95

Total Return(a):	11.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,523
Average net assets (000)	$22,008
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.81	%(e)
Expenses, excluding distribution and service (12b-1) fees	.81	%(e)
Net investment income (loss)	(.09	)%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Less than .005%.
(d)	Calculated based upon average shares outstanding during the year.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2003(d)	2002(d)		2001	2000	1999

$12.02	$15.92		$18.38	$18.06	$18.57

.02	—	(b)	.02	.19	.19
2.27	(2.40)		(1.21)	2.47	.58

2.29	(2.40)		(1.19)	2.66	.77

—	—		(.05)	(.16)	(.19)
—	—		—	—	(.03)
—	(1.50)		(1.22)	(2.18)	(1.06)

—	(1.50)		(1.27)	(2.34)	(1.28)

$14.31	$12.02		$15.92	$18.38	$18.06

19.05%	(17.21)%		(6.93)%	16.71%	4.25%

$21,268	$22,728		$30,459	$28,032	$33,685
$22,008	$29,071		$31,358	$27,782	$36,981

1.87%	1.79%		1.83%	1.91%	1.77%
.87%	.79%		.83%	.91%	.77%
.13%	0	%(c)	.08%	1.10%	.98%

See Notes to Financial Statements.

Jennison Value Fund	31

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended April 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.54

Income from investment operations
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	1.68

Total from investment operations	1.75

Less Distributions
Dividends from net investment income	(.16)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.16)

Net asset value, end of period	$16.13

Total Return(a):	12.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,906
Average net assets (000)	$26,436
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.81	%(c)
Expenses, excluding distribution and service (12b-1) fees	.81	%(c)
Net investment income	.93	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2003(b)	2002(b)	2001	2000	1999

$12.21	$16.14	$18.52	$18.13	$18.64

.15	.14	.28	.35	.38
2.30	(2.43)	(1.30)	2.50	.58

2.45	(2.29)	(1.02)	2.85	.96

(.12)	(.14)	(.14)	(.28)	(.38)
—	—	—	—	(.03)
—	(1.50)	(1.22)	(2.18)	(1.06)

(.12)	(1.64)	(1.36)	(2.46)	(1.47)

$14.54	$12.21	$16.14	$18.52	$18.13

20.26%	(16.34)%	(5.98)%	17.94%	5.28%

$32,340	$31,300	$62,366	$153,246	$136,529
$31,275	$58,256	$69,810	$141,384	$144,747

.87%	.79%	.83%	.91%	.77%
.87%	.79%	.83%	.91%	.77%
1.13%	.98%	1.11%	2.07%	1.97%

See Notes to Financial Statements.

Jennison Value Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer•

Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Value Fund
Share Class		A	B	C	Z
	NASDAQ	PBEAX	PBQIX	PEICX	PEIZX
	CUSIP	476297106	476297205	476297304	476297403

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Value Fund
Share Class	A	B	C	Z
NASDAQ	PBEAX	PBQIX	PEICX	PEIZX
CUSIP	476297106	476297205	476297304	476297403

MF131E2    FS-A092802    Ed. 06/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Value Fund

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 29, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 29, 2004

*	Print the name and title of each signing officer under his or her signature.